UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/04

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	November 2, 2004


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total (x1000):  24,747,125



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   412441 5157436.000SH     SOLE              4211943.000        945493.000
                                                            111534 1394700.000SH     OTHER                               1394700.000
Abbott Laboratories            COM              002824100     9135 215640.000SH      SOLE                73740.000        141900.000
American Express Co            COM              025816109   442554 8599967.000SH     SOLE              7209092.000       1390875.000
                                                            127245 2472700.000SH     OTHER                               2472700.000
American Int'l Group           COM              026874107   645683 9496742.000SH     SOLE              7947924.000       1548818.000
                                                            186463 2742500.000SH     OTHER                               2742500.000
Amgen                          COM              031162100   221790 3904075.000SH     SOLE              3277613.000        626462.000
                                                             65025 1144604.000SH     OTHER                               1144604.000
Apollo Group, Inc CL A         COM              037604105   539542 7353723.000SH     SOLE              6178103.000       1175620.000
                                                            161113 2195900.000SH     OTHER                               2195900.000
Avon Products Inc              COM              054303102      546 12500.000SH       SOLE                12500.000
Baker Hughes Inc               COM              057224107    12167 278300.000SH      SOLE               278300.000
Bed Bath & Beyond Inc Company  COM              075896100   508858 13712153.000SH    SOLE             11522303.000       2189850.000
                                                            145414 3918472.000SH     OTHER                               3918472.000
Berkshire Hathaway Inc-Cl A    COM              084670108      693 8.000SH           SOLE                    8.000
Boston Scientific Corp Com     COM              101137107   690820 17387882.000SH    SOLE             14615842.000       2772040.000
                                                            203962 5133700.000SH     OTHER                               5133700.000
Caterpillar Inc                COM              149123101   558451 6941585.000SH     SOLE              5837375.000       1104210.000
                                                            154842 1924700.000SH     OTHER                               1924700.000
Citigroup Inc.                 COM              172967101   609823 13821917.000SH    SOLE             11604541.000       2217376.000
                                                            172377 3907000.000SH     OTHER                               3907000.000
Coca-Cola Co                   COM              191216100   379847 9484317.000SH     SOLE              7505581.000       1978736.000
                                                            134528 3359000.000SH     OTHER                               3359000.000
Colgate-Palmolive Co           COM              194162103   422176 9344311.000SH     SOLE              7848536.000       1495775.000
                                                            120725 2672100.000SH     OTHER                               2672100.000
Conoco Phillips                COM              20825C104   550622 6646005.000SH     SOLE              5587695.000       1058310.000
                                                            164184 1981700.000SH     OTHER                               1981700.000
Disney, Walt Co                COM              254687106   220662 9785445.000SH     SOLE              7816350.000       1969095.000
                                                             63167 2801200.000SH     OTHER                               2801200.000
Ebay, Inc.                     COM              278642103   216624 2356146.000SH     SOLE              1960666.000        395480.000
                                                             63491 690574.000SH      OTHER                                690574.000
Electronic Arts, Inc.          COM              285512109   231767 5039522.000SH     SOLE              4242351.000        797171.000
                                                             66451 1444900.000SH     OTHER                               1444900.000
Eli Lilly & Co                 COM              532457108   650830 10838121.000SH    SOLE              9079865.000       1758256.000
                                                            178048 2965000.000SH     OTHER                               2965000.000
E M C Corp Mass                COM              268648102        0 40.000SH          SOLE                   40.000
Exxon Mobil Corp               COM              30231G102     1231 25480.000SH       SOLE                20660.000          4820.000
Gannett Inc Com                COM              364730101   337233 4026178.000SH     SOLE              3307852.000        718326.000
                                                             93878 1120800.000SH     OTHER                               1120800.000
Genentech, Inc.                COM              368710406   607830 11595368.000SH    SOLE              9777816.000       1817552.000
                                                            169081 3225500.000SH     OTHER                               3225500.000
General Electric Co            COM              369604103   633902 18877365.000SH    SOLE             15889720.000       2987645.000
                                                            183840 5474700.000SH     OTHER                               5474700.000
Gillette Co                    COM              375766102   962216 23052611.000SH    SOLE             19455798.000       3596813.000
                                                            275605 6602900.000SH     OTHER                               6602900.000
I Shares Russell 1000 Growth   COM              464287614     6852 151590.000SH      SOLE               151590.000
Illinois Tool Works            COM              452308109   456713 4901927.000SH     SOLE              4124882.000        777045.000
                                                            121987 1309300.000SH     OTHER                               1309300.000
Int'l Business Machines        COM              459200101      213 2484.000SH        SOLE                 2484.000
Intel Corp                     COM              458140100      263 13100.000SH       SOLE                13100.000
Johnson & Johnson              COM              478160104   802551 14247306.000SH    SOLE             12069552.000       2177754.000
                                                            240343 4266700.000SH     OTHER                               4266700.000
Kohls Corp Com                 COM              500255104   692569 14371626.000SH    SOLE             12080652.000       2290974.000
                                                            203217 4216986.000SH     OTHER                               4216986.000
Lauder Estee Cos Inc Cl A      COM              518439104     2613 62520.000SH       SOLE                37620.000         24900.000
Marriott Int'l, Inc Cl-A       COM              571903202   326697 6287454.000SH     SOLE              5295116.000        992338.000
                                                             91554 1762000.000SH     OTHER                               1762000.000
Maxim Integrated Products      COM              57772K101   366479 8665854.000SH     SOLE              7234664.000       1431190.000
                                                            108808 2572900.000SH     OTHER                               2572900.000
McDonald's Corp                COM              580135101   554952 19798518.000SH    SOLE             16647883.000       3150635.000
                                                            149815 5344800.000SH     OTHER                               5344800.000
Medtronic Inc                  COM              585055106   680645 13114544.000SH    SOLE             11033856.000       2080688.000
                                                            194910 3755500.000SH     OTHER                               3755500.000
Microsoft Corp                 COM              594918104     1347 48700.000SH       SOLE                44900.000          3800.000
Molex Inc Com                  COM              608554101      125 4200.000SH        SOLE                 4200.000
Molex Cl A (Non-Vtg)           COM              608554200      398 15125.000SH       SOLE                 9400.000          5725.000
Nokia Corp Sponsored ADR       COM              654902204      328 23900.000SH       SOLE                23900.000
Omnicom Group                  COM              681919106   331813 4541651.000SH     SOLE              3815783.000        725868.000
                                                             96622 1322500.000SH     OTHER                               1322500.000
Oracle Corporation             COM              68389X105   188481 16709305.000SH    SOLE             13941260.000       2768045.000
                                                             18200 1613500.000SH     OTHER                               1613500.000
Paychex Inc.                   COM              704326107   390781 12961207.000SH    SOLE             10863792.000       2097415.000
                                                             95524 3168300.000SH     OTHER                               3168300.000
Pepsico Inc                    COM              713448108   644237 13242286.000SH    SOLE             11158028.000       2084258.000
                                                            192236 3951400.000SH     OTHER                               3951400.000
Pfizer Inc                     COM              717081103   565447 18478681.000SH    SOLE             15630508.000       2848173.000
                                                            160496 5244980.000SH     OTHER                               5244980.000
Procter & Gamble Co            COM              742718109  1030389 19038976.000SH    SOLE             16028172.000       3010804.000
                                                            307954 5690200.000SH     OTHER                               5690200.000
Qualcomm Inc Com               COM              747525103   709171 18165257.000SH    SOLE             15077056.000       3088201.000
                                                            201708 5166700.000SH     OTHER                               5166700.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      207 4008.000SH        SOLE                 4008.000
Schlumberger                   COM              806857108   898517 13348940.000SH    SOLE             11209528.000       2139412.000
                                                            271545 4034250.000SH     OTHER                               4034250.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Street Corp.             COM              857477103      239 5600.000SH        SOLE                 5600.000
Stryker Corp                   COM              863667101     1490 31000.000SH       SOLE                                  31000.000
United Parcel Service-Cl B     COM              911312106   723095 9524431.000SH     SOLE              7839470.000       1684961.000
                                                            198713 2617400.000SH     OTHER                               2617400.000
Wrigley, (Wm) Jr Cl B          COM              982526105     8131 128445.000SH      SOLE                89645.000         38800.000
Montag & Caldwell Growth N Fun                  00078H299      335 15469.977SH       SOLE                                  15469.977